share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
share-based compensation
Schedule of share-based compensation expense

Years ended December 31 (millions)		2023			2022
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$127	$(9)	$118	$158	$(25)	$133
Employee share purchase plan	(c)	43	(43)	—	45	(45)	—
Share option awards	(d)	1	(2)	(1)	(2)	(9)	(11)
		$171	$(54)	$117	$201	$(79)	$122
TELUS technology solutions		$144	$(45)	$99	$168	$(53)	$115
Digitally-led customer experiences		27	(9)	18	33	(26)	7
		$171	$(54)	$117	$201	$(79)	$122

1

Within employee benefits expense (see Note 8) for the year ended December 31, 2023, restricted share units expense of $128 (2022 - $151) is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

As at December 31	2023	2022
Restricted share units without market performance conditions
Restricted share units with service conditions only	5,769,038	5,224,220
Notional subset affected by non-market performance conditions	429,281	357,263
	6,198,319	5,581,483
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,191,563	1,071,789
Number of non-vested restricted share units	7,389,882	6,653,272

			Weighted
	Number of restricted		average
	share units [1]		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2022
Non-vested	5,848,469	—	$25.67
Vested	—	49,138	$25.63
Granted
Initial award	3,033,255	—	$31.31
In lieu of dividends	340,259	2,251	$29.54
Variable payout related	48,266	—	$25.79
Vested	(3,285,325)	3,285,325	$22.68
Settled
In equity	—	(3,054,488)	$25.60
In cash	—	(246,407)	$26.27
Forfeited	(403,441)	—	$27.32
Outstanding, December 31, 2022
Non-vested	5,581,483	—	$30.62
Vested	—	35,819	$27.00
Granted
Initial award	3,806,458	—	$27.07
In lieu of dividends	459,742	2,049	$24.98
Variable payout related	29,244	—	$25.97
Vested	(3,090,935)	3,090,935	$26.41
Settled
In equity	—	(2,927,106)	$26.35
In cash	—	(169,176)	$27.19
Forfeited	(587,673)	—	$28.37
Outstanding, December 31, 2023
Non-vested	6,198,319	—	$28.68
Vested	—	32,521	$28.97

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Schedule of restricted share units

			Weighted
	Number of restricted		average
	share units		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2022	1,850,807	—	US$	21.94
Granted – initial award	821,223	59,512	US$	26.41
Vested	(798,373)	798,373	US$	16.63
Settled
In equity	—	(360,044)	US$	27.84
In cash	—	(497,841)	US$	10.06
Forfeited	(267,836)	—	US$	21.32
Outstanding, December 31, 2022	1,605,821	—	US$	27.10
Granted – initial award	1,567,809	770,043	US$	15.34
Vested	(423,501)	423,501	US$	26.49
Settled in equity	—	(1,193,544)	US$	17.01
Forfeited	(134,383)	—	US$	23.80
Outstanding, December 31, 2023	2,615,746	—	US$	21.36

TELUS Corporation share options
share-based compensation
Schedule of stock options

Years ended December 31	2023		2022
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	2,755,300	$22.05	3,050,300	$22.04
Exercised [2]	(774,899)	$21.35	—	$—
Forfeited	(201,500)	$22.11	(295,000)	$21.93
Outstanding, end of period	1,778,901	$22.35	2,755,300	$22.05
Exercisable, end of period	1,518,901	$21.73	—	$—

1	The weighted average remaining contractual life is 3.3 years.
2	For the year ended December 31, 2023, the weighted average price at the dates of exercise was $24.67.

TELUS International (Cda) Inc. share options
share-based compensation
Schedule of stock options

Years ended December 31	2023			2022
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	2,677,297	US$	10.27	3,180,767	US$	9.86
Exercised [2]	(124,337)	US$	8.46	(293,860)	US$	8.46
Forfeited	(16,177)	US$	5.77	(209,610)	US$	6.59
Outstanding, end of period	2,536,783	US$	10.39	2,677,297	US$	10.27
Exercisable, end of period	2,316,683	US$	9.00	2,210,126	US$	8.23

1

For 2,096,582 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 3.0 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 7.2 years.

2	For the year ended December 31, 2023, the weighted average exercise price at the date of exercise was US$14.81 (2022 - US$23.75).